Document and Entity Information	22 Months Ended
Nov. 13, 2018
Document and Entity Information [Abstract]
Entity Registrant Name	Baker Hughes a GE Co
Entity Central Index Key	0001701605
Document Type	8-K
Document Period End Date	Nov. 13, 2018
Amendment Flag	false